Columbia Large Cap Enhanced Core Fund
Third Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Enhanced Core Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 8.6%
Diversified Telecommunication Services 1.1%
AT&T, Inc.	237,886	5,509,440
Interactive Media & Services 7.3%
Alphabet, Inc., Class A	126,977	21,452,764
Meta Platforms, Inc., Class A	28,364	16,290,012
Total		37,742,776
Media 0.2%
Fox Corp., Class A	27,600	1,300,512
Total Communication Services		44,552,728
Consumer Discretionary 10.9%
Automobiles 1.4%
Tesla, Inc.(a)	20,687	7,140,325
Broadline Retail 4.1%
Amazon.com, Inc.(a)	103,947	21,609,542
Hotels, Restaurants & Leisure 1.6%
Booking Holdings, Inc.	1,154	6,003,085
Carnival Corp.(a)	100,748	2,562,022
Total		8,565,107
Household Durables 1.8%
Lennar Corp., Class A	10,945	1,908,699
NVR, Inc.(a)	373	3,444,871
PulteGroup, Inc.	28,096	3,800,546
Total		9,154,116
Specialty Retail 0.4%
Home Depot, Inc. (The)	3,008	1,290,823
TJX Companies, Inc. (The)	8,386	1,054,036
Total		2,344,859
Textiles, Apparel & Luxury Goods 1.6%
Deckers Outdoor Corp.(a)	7,645	1,498,114
Ralph Lauren Corp.	11,589	2,681,695
Tapestry, Inc.	63,098	3,929,743
Total		8,109,552
Total Consumer Discretionary		56,923,501
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.8%
Beverages 0.7%
Molson Coors Beverage Co., Class B	61,907	3,841,949
Consumer Staples Distribution & Retail 0.9%
Costco Wholesale Corp.	1,356	1,317,869
Target Corp.	25,964	3,435,297
Total		4,753,166
Food Products 1.4%
Archer-Daniels-Midland Co.	53,354	2,913,128
Bunge Global SA	30,112	2,702,251
General Mills, Inc.	23,500	1,557,110
Total		7,172,489
Household Products 1.6%
Colgate-Palmolive Co.	38,517	3,721,898
Kimberly-Clark Corp.	27,201	3,790,459
Procter & Gamble Co. (The)	5,820	1,043,293
Total		8,555,650
Tobacco 1.2%
Altria Group, Inc.	84,471	4,877,355
Philip Morris International, Inc.	9,514	1,265,933
Total		6,143,288
Total Consumer Staples		30,466,542
Energy 3.1%
Oil, Gas & Consumable Fuels 3.1%
Chevron Corp.	35,985	5,827,051
ConocoPhillips Co.	1	70
EOG Resources, Inc.	9,600	1,279,296
Exxon Mobil Corp.	19,348	2,282,290
Marathon Petroleum Corp.	21,781	3,401,103
Valero Energy Corp.	25,033	3,481,590
Total		16,271,400
Total Energy		16,271,400

Columbia Large Cap Enhanced Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 13.9%
Banks 3.8%
Citigroup, Inc.	66,519	4,714,202
JPMorgan Chase & Co.	43,492	10,860,822
Wells Fargo & Co.	57,300	4,364,541
Total		19,939,565
Capital Markets 3.6%
Bank of New York Mellon Corp. (The)	56,103	4,593,153
Blackrock, Inc.	4,635	4,740,678
CME Group, Inc.	17,467	4,157,146
Morgan Stanley	38,213	5,029,213
Total		18,520,190
Consumer Finance 0.9%
Synchrony Financial	72,197	4,874,741
Financial Services 3.3%
Berkshire Hathaway, Inc., Class B(a)	11,527	5,567,772
MasterCard, Inc., Class A	2,477	1,320,092
PayPal Holdings, Inc.(a)	47,826	4,149,862
Visa, Inc., Class A	19,795	6,237,009
Total		17,274,735
Insurance 2.3%
Assurant, Inc.	17,294	3,927,467
Marsh & McLennan Companies, Inc.	18,673	4,355,104
Prudential Financial, Inc.	26,471	3,425,612
Total		11,708,183
Total Financials		72,317,414
Health Care 10.2%
Biotechnology 2.1%
AbbVie, Inc.	22,984	4,204,463
Amgen, Inc.	7,698	2,177,533
Regeneron Pharmaceuticals, Inc.(a)	2,425	1,819,283
Vertex Pharmaceuticals, Inc.(a)	6,105	2,857,934
Total		11,059,213
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	86,887	2,928,961
Becton Dickinson & Co.	3,742	830,350
Hologic, Inc.(a)	41,452	3,295,434
Medtronic PLC	52,487	4,542,225
Total		11,596,970
Health Care Providers & Services 2.1%
Cencora, Inc.	14,466	3,638,922
Cigna Group (The)	3,172	1,071,502
McKesson Corp.	6,700	4,210,950
UnitedHealth Group, Inc.	3,115	1,900,773
Total		10,822,147
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	97,037	5,746,531
Eli Lilly & Co.	4,664	3,709,512
Johnson & Johnson	32,254	4,999,692
Merck & Co., Inc.	9,673	983,164
Viatris, Inc.	304,486	3,985,722
Total		19,424,621
Total Health Care		52,902,951
Industrials 8.8%
Aerospace & Defense 0.8%
Lockheed Martin Corp.	7,604	4,025,634
Building Products 2.3%
Builders FirstSource, Inc.(a)	19,100	3,561,577
Masco Corp.	43,547	3,508,147
Trane Technologies PLC	11,387	4,739,497
Total		11,809,221
Commercial Services & Supplies 0.8%
Cintas Corp.	18,718	4,226,337
Electrical Equipment 0.7%
Generac Holdings, Inc.(a)	18,482	3,478,312
Ground Transportation 0.9%
Union Pacific Corp.	19,868	4,860,905
Machinery 2.4%
Caterpillar, Inc.	11,375	4,619,501
Columbia Large Cap Enhanced Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Snap-On, Inc.	11,498	4,250,696
Westinghouse Air Brake Technologies Corp.	18,262	3,663,722
Total		12,533,919
Professional Services 0.9%
Automatic Data Processing, Inc.	3,807	1,168,483
Leidos Holdings, Inc.	20,998	3,473,069
Total		4,641,552
Total Industrials		45,575,880
Information Technology 31.0%
Communications Equipment 1.0%
Arista Networks, Inc.(a)	12,391	5,028,516
IT Services 0.2%
VeriSign, Inc.(a)	6,546	1,225,280
Semiconductors & Semiconductor Equipment 10.4%
Broadcom, Inc.	26,716	4,330,129
Lam Research Corp.	43,963	3,247,986
NVIDIA Corp.	277,127	38,312,808
Qorvo, Inc.(a)	45,469	3,139,635
QUALCOMM, Inc.	31,796	5,040,620
Total		54,071,178
Software 11.1%
Crowdstrike Holdings, Inc., Class A(a)	6,898	2,386,501
Gen Digital, Inc.	76,800	2,369,280
Microsoft Corp.(b)	82,360	34,876,165
Palo Alto Networks, Inc.(a)	12,030	4,665,475
Salesforce, Inc.	21,919	7,233,051
ServiceNow, Inc.(a)	5,938	6,231,575
Total		57,762,047
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc.	165,371	39,247,499
Hewlett Packard Enterprise Co.	49,366	1,047,547
NetApp, Inc.	24,385	2,990,576
Total		43,285,622
Total Information Technology		161,372,643
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.8%
Chemicals 0.8%
CF Industries Holdings, Inc.	19,245	1,725,507
LyondellBasell Industries NV, Class A	13,531	1,127,673
Mosaic Co. (The)	58,041	1,535,765
Total		4,388,945
Containers & Packaging 0.3%
Packaging Corp. of America	6,152	1,530,925
Metals & Mining 0.7%
Nucor Corp.	10,524	1,627,958
Steel Dynamics, Inc.	12,408	1,802,510
Total		3,430,468
Total Materials		9,350,338
Real Estate 1.9%
Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A(a)	12,603	1,764,294
Specialized REITs 1.5%
American Tower Corp.	20,332	4,249,388
SBA Communications Corp.	16,422	3,715,477
Total		7,964,865
Total Real Estate		9,729,159
Utilities 2.6%
Electric Utilities 2.6%
Edison International	43,088	3,780,972
Entergy Corp.	30,033	4,690,254
Evergy, Inc.	16,274	1,051,789
PG&E Corp.	190,164	4,113,247
Total		13,636,262
Total Utilities		13,636,262
Total Common Stocks (Cost $287,024,977)		513,098,818

Columbia Large Cap Enhanced Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2024 (Unaudited)
Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(c),(d)	6,864,069	6,862,697
Total Money Market Funds (Cost $6,862,370)		6,862,697
Total Investments in Securities (Cost: $293,887,347)		519,961,515
Other Assets & Liabilities, Net		510,550
Net Assets		520,472,065
At November 30, 2024, securities and/or cash totaling $2,085,541 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	25	12/2024	USD	7,564,375	424,388	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	3,302,909	185,061,927	(181,501,361)	(778)	6,862,697	(154)	297,473	6,864,069
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Enhanced Core Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT173_02_R01_(01/25)